Unaudited Condensed Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2016 USD ($) $ / shares	Sep. 30, 2016 CNY (¥) ¥ / shares	Sep. 30, 2015 CNY (¥) ¥ / shares	Sep. 30, 2016 USD ($) $ / shares	Sep. 30, 2016 CNY (¥) ¥ / shares	Sep. 30, 2015 CNY (¥) ¥ / shares
Unaudited Condensed Consolidated Statements of Comprehensive Income
Revenues	$ 27,613	¥ 184,140	¥ 171,484	$ 53,549	¥ 357,092	¥ 336,847
Direct costs	(5,862)	(39,088)	(37,240)	(11,475)	(76,521)	(73,813)
Gross profit	21,751	145,052	134,244	42,074	280,571	263,034
Operating expenses
Research and development	(356)	(2,377)	(2,153)	(649)	(4,326)	(4,087)
Sales and marketing	(5,945)	(39,642)	(36,966)	(11,672)	(77,834)	(74,175)
General and administrative	(7,241)	(48,289)	(42,647)	(13,726)	(91,532)	(83,867)
Total operating expenses	(13,542)	(90,308)	(81,766)	(26,047)	(173,692)	(162,129)
Operating income	8,209	54,744	52,478	16,027	106,879	100,905
Other expense, net
Interest income	666	4,438	4,387	1,307	8,715	9,097
Interest expense	(4,469)	(29,801)	(26,301)	(8,793)	(58,634)	(52,184)
Foreign currency exchange (losses)/gains	(2)	(15)	(152)	18	120	(193)
Dividend income			10,020			11,200
Impairment loss on available-for-sale equity securities			(8,361)			(8,361)
Others	86	576	(328)	109	728	(239)
Total other expense, net	(3,719)	(24,802)	(20,735)	(7,359)	(49,071)	(40,680)
Income before income tax	4,490	29,942	31,743	8,668	57,808	60,225
Income tax expense	(1,895)	(12,639)	(12,785)	(3,646)	(24,315)	(27,774)
Net income	2,595	17,303	18,958	5,022	33,493	32,451
Net income attributable to non-controlling interests	(99)	(662)	(235)	(169)	(1,130)	(177)
Net income attributable to China Cord Blood Corporation's shareholders	$ 2,496	¥ 16,641	¥ 18,723	$ 4,853	¥ 32,363	¥ 32,274
Earnings per share:
Basic | (per share)	$ 0.03	¥ 0.22	¥ 0.25	$ 0.07	¥ 0.44	¥ 0.44
Diluted | (per share)	$ 0.03	¥ 0.22	¥ 0.25	$ 0.07	¥ 0.44	¥ 0.44
Other comprehensive (loss)/income, net of nil income taxes
Foreign currency translation adjustment	$ (210)	¥ (1,400)	¥ (15,797)	$ (1,254)	¥ (8,360)	¥ (15,238)
Unrealized holding gains/(losses) arising during the period	(1,576)	(10,507)	7,145	(2,546)	(16,977)	18,005
Reclassification adjustment for losses included in net income			8,361			8,361
Total other comprehensive (loss)/income	(1,786)	(11,907)	(291)	(3,800)	(25,337)	11,128
Comprehensive income	809	5,396	18,667	1,222	8,156	43,579
Comprehensive income attributable to non-controlling interests	(99)	(662)	(235)	(169)	(1,130)	(177)
Comprehensive income attributable to China Cord Blood Corporation's shareholders	$ 710	¥ 4,734	¥ 18,432	$ 1,053	¥ 7,026	¥ 43,402